ATTENTION

Failure to file notice in the appropriate states will not result in a loss of the federal exemption. Conversely, failure to file the appropriate federal notice will not result in a loss of an available state exemption unless such exemption is predicated on the filing of a federal notice.

03021192

RECD S.E.C.
JUN 3 2003
1086

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SEC USE ONLY		
Prefix		Serial
DATE RECEIVED		

1239027

PROCESSED
JUN 05 2003
THOMSON FINANCIAL

FORM D

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

NOTICE OF SALE OF SECURITIES
PURSUANT TO REGULATION D,
SECTION 4(6), AND/OR
UNIFORM LIMITED OFFERING EXEMPTION

Name of Offering [ ] (check if this is an amendment and name has changed, and indicate change.)

MEDIGUIDE INC. - Offering of Series C Convertible Preferred Stock

Filing Under (Check box(es) that apply): [ ] Rule 504 [ ] Rule 505 [X] Rule 506 [ ] Section 4(6) [ ] ULOE

Type of Filing: [X] New Filing [ ] Amendment

A. BASIC IDENTIFICATION DATA

1. Enter the information requested about the issuer

Name of Issuer [ ] (check if this is an amendment and name has changed, and indicate change.)
MediGuide Inc.

Address of Executive Offices (Number and Street, City, State, Zip Code) Telephone Number (Including Area Code)
Suite 605, 1111 Jefferson Davis Highway, Arlington, VA 22202 (703) 416-5103

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A. BASIC IDENTIFICATION DATA

Address of Principal Business Operations (Number and Street, City, State, Zip Code) Telephone Number (Incl. Area Code)
(if different from Executive Offices)

Brief Description of Business

MediGuide develops, manufacturers and markets intra-body navigation solutions for medical applications

Type of Business Organization

[X] corporation   [ ] limited partnership, already formed   [ ] other (please specify):

[ ] business trust   [ ] limited partnership, to be formed

	Month	Year		
Actual or Estimated Date of Incorporation or Organization:	[1][0]	[0][0]	[X] Actual	[ ] Estimated
(Enter two-letter U.S. Postal Service abbreviation for State: CN for Canada; FN for other foreign jurisdiction)		[D][E]		

GENERAL INSTRUCTIONS

Federal:

Who Must File: All issuers making an offering of securities in reliance on an exemption under Regulation D or Section 4(6), 17 CFR 230.501 et seq. or 15 U.S.C. 77d(6).

When to File: A notice must be filed no later than 15 days after the first sale of securities in the offering. A notice is deemed filed with the U.S. Securities and Exchange Commission (SEC) on the earlier of the date it is received by the SEC at the address given below or, if received at that address after the date on which it is due, on the date it was mailed by United States registered or certified mail to that address.

Where to File: U.S. Securities and Exchange Commission, 450 Fifth Street, N.W., Washington, D.C. 20549.

Copies Required: Five (5) copies of this notice must be filed with the SEC, one of which must be manually signed. Any copies not manually signed must be photocopies of manually signed copy or bear typed or printed signatures.

Information Required: A new filing must contain all information requested. Amendments need only report the name of the issuer and offering, any changes thereto, the information requested in Part C, and any material changes from the information previously supplied in Parts A and B. Part E and the Appendix need not be filed with the SEC.

Filing Fee: There is no federal filing fee.

State:

This notice shall be used to indicate reliance on the Uniform Limited Offering Exemption (ULOE) for sales of securities in those states that have adopted ULOE and that have adopted this form. Issuers relying on ULOE must file a separate notice with the Securities Administrator in each state where sales are to be, or have been made. If a state requires the payment of a fee as a precondition to the claim for the exemption, a fee in the proper amount shall accompany this form. This notice shall be filed in the appropriate states in accordance with state law. The Appendix in the notice constitutes a part of this notice and must be completed.

A. BASIC IDENTIFICATION DATA

2. Enter the information requested for the following:
   - Each promoter of the issuer, if the issuer has been organized within the past five years;
   - Each beneficial owner having the power to vote or dispose, or direct the vote or disposition of, 10% or more of a class of equity securities of the issuer;
   - Each executive officer and director of corporate issuers and of corporate general and managing partners of partnership issuers; and
   - Each general and managing partner of partnership issuers.

Check Box(es) that Apply:	[ ] Promoter	[ ] Beneficial Owner	[ ] Executive Officer	[X] Director	[ ] General and/or Managing Partner

Full Name (Last name first, if individual)
Strommer, Gera

Business or Residence Address (Number and Street, City, State, Zip Code)
c/o MediGuide Inc., Suite 605, 1111 Jefferson Davis Highway, Arlington, VA 22202

Check Box(es) that Apply:	[ ] Promoter	[ ] Beneficial Owner	[ ] Executive Officer	[X] Director	[ ] General and/or Managing Partner

Full Name (Last name first, if individual)
Van Gent, Rien

Business or Residence Address (Number and Street, City, State, Zip Code)
c/o MediGuide Inc., Suite 605, 1111 Jefferson Davis Highway, Arlington, VA 22202

Check Box(es) that Apply:	[ ] Promoter	[ ] Beneficial Owner	[ ] Executive Officer	[X] Director	[ ] General and/or Managing Partner

Full Name (Last name first, if individual)
Gaspar, Joseph

Business or Residence Address (Number and Street, City, State, Zip Code)
c/o MediGuide Inc., Suite 605, 1111 Jefferson Davis Highway, Arlington, VA 22202

(Use blank sheet, or copy and use additional copies of this sheet, as necessary.)

A. BASIC IDENTIFICATION DATA

2. Enter the information requested for the following:
   - Each promoter of the issuer, if the issuer has been organized within the past five years;
   - Each beneficial owner having the power to vote or dispose, or direct the vote or disposition of, 10% or more of a class of equity securities of the issuer;
   - Each executive officer and director of corporate issuers and of corporate general and managing partners of partnership issuers; and
   - Each general and managing partner of partnership issuers.

Check Box(es) that Apply:	[ ] Promoter	[ ] Beneficial Owner	[ ] Executive Officer	[X] Director	[ ] General and/or Managing Partner

Full Name (Last name first, if individual)
Hellerstein, Ran

Business or Residence Address (Number and Street, City, State, Zip Code)
c/o MediGuide Inc., Suite 605, 1111 Jefferson Davis Highway, Arlington, VA 22202

Check Box(es) that Apply:	[ ] Promoter	[ ] Beneficial Owner	[ ] Executive Officer	[X] Director	[ ] General and/or Managing Partner

Full Name (Last name first, if individual)
Shmuely, Yoram

Business or Residence Address (Number and Street, City, State, Zip Code)
c/o MediGuide Inc., Suite 605, 1111 Jefferson Davis Highway, Arlington, VA 22202

Check Box(es) that Apply:	[ ] Promoter	[ ] Beneficial Owner	[ ] Executive Officer	[X] Director	[ ] General and/or Managing Partner

Full Name (Last name first, if individual)
Ludomirsky, Avi

Business or Residence Address (Number and Street, City, State, Zip Code)
c/o MediGuide Inc., Suite 605, 1111 Jefferson Davis Highway, Arlington, VA 22202

(Use blank sheet, or copy and use additional copies of this sheet, as necessary.)

A. BASIC IDENTIFICATION DATA

2. Enter the information requested for the following:
   - Each promoter of the issuer, if the issuer has been organized within the past five years;
   - Each beneficial owner having the power to vote or dispose, or direct the vote or disposition of, 10% or more of a class of equity securities of the issuer;
   - Each executive officer and director of corporate issuers and of corporate general and managing partners of partnership issuers; and
   - Each general and managing partner of partnership issuers.

Check Box(es) that Apply: [ ] Promoter [X] Beneficial Owner [ ] Executive Officer [ ] Director [ ] General and/or Managing Partner

Full Name (Last name first, if individual)
Elbit Systems Ltd.

Business or Residence Address (Number and Street, City, State, Zip Code)
Advanced Technology Center, POB 539, Haifa 31503 Israel

Check Box(es) that Apply: [ ] Promoter [X] Beneficial Owner [ ] Executive Officer [ ] Director [ ] General and/or Managing Partner

Full Name (Last name first, if individual)
Vitalife Partners Management L.P.

Business or Residence Address (Number and Street, City, State, Zip Code)
23 Petah Tikvah Road, Tel Aviv 66182 Israel

Check Box(es) that Apply: [ ] Promoter [X] Beneficial Owner [ ] Executive Officer [ ] Director [ ] General and/or Managing Partner

Full Name (Last name first, if individual)
D.O.H. Investment Initiation and Consulting (2000) Ltd.

Business or Residence Address (Number and Street, City, State, Zip Code)
POB 20363, Tel Aviv 61203, Israel

(Use blank sheet, or copy and use additional copies of this sheet, as necessary.)

A. BASIC IDENTIFICATION DATA

2. Enter the information requested for the following:
   - Each promoter of the issuer, if the issuer has been organized within the past five years;
   - Each beneficial owner having the power to vote or dispose, or direct the vote or disposition of, 10% or more of a class of equity securities of the issuer;
   - Each executive officer and director of corporate issuers and of corporate general and managing partners of partnership issuers; and
   - Each general and managing partner of partnership issuers.

Check Box(es) that Apply: [ ] Promoter [X] Beneficial Owner [ ] Executive Officer [ ] Director [ ] General and/or Managing Partner

Full Name (Last name first, if individual)
Docor International B.V.

Business or Residence Address (Number and Street, City, State, Zip Code)
Van Hauven, Goedhartlaan 119, 1181 KK, Amstelveen, Netherlands

Check Box(es) that Apply: [ ] Promoter [X] Beneficial Owner [ ] Executive Officer [ ] Director [ ] General and/or Managing Partner

Full Name (Last name first, if individual)
Fishman Family Properties Ltd.

Business or Residence Address (Number and Street, City, State, Zip Code)
Hanehoshet 6, Tel Aviv 69710, Israel

Check Box(es) that Apply: [ ] Promoter [X] Beneficial Owner [ ] Executive Officer [ ] Director [ ] General and/or Managing Partner

Full Name (Last name first, if individual)
Globescom Cellular (1997) Ltd.

Business or Residence Address (Number and Street, City, State, Zip Code)
Hanehoshet 6, Tel Aviv 69710, Israel

(Use blank sheet, or copy and use additional copies of this sheet, as necessary.)

A. BASIC IDENTIFICATION DATA

2. Enter the information requested for the following:
   - Each promoter of the issuer, if the issuer has been organized within the past five years;
   - Each beneficial owner having the power to vote or dispose, or direct the vote or disposition of, 10% or more of a class of equity securities of the issuer;
   - Each executive officer and director of corporate issuers and of corporate general and managing partners of partnership issuers; and
   - Each general and managing partner of partnership issuers.

Check Box(es) that Apply:	[ ] Promoter	[X] Beneficial Owner	[ ] Executive Officer	[ ] Director	[ ] General and/or Managing Partner

Full Name (Last name first, if individual)
Nicotron (BVI) Ltd.

Business or Residence Address (Number and Street, City, State, Zip Code)
POB 1572, Ramat Hasharon 47111, Israel

Check Box(es) that Apply:	[ ] Promoter	[ ] Beneficial Owner	[ ] Executive Officer	[ ] Director	[ ] General and/or Managing Partner

Full Name (Last name first, if individual)

Business or Residence Address (Number and Street, City, State, Zip Code)

Check Box(es) that Apply:	[ ] Promoter	[ ] Beneficial Owner	[ ] Executive Officer	[ ] Director	[ ] General and/or Managing Partner

Full Name (Last name first, if individual)

Business or Residence Address (Number and Street, City, State, Zip Code)

(Use blank sheet, or copy and use additional copies of this sheet, as necessary.)

B. INFORMATION ABOUT OFFERING

		Yes	No
1.	Has the issuer sold, or does the issuer intend to sell, to non-accredited investors in this offering?	[ ]	[X]

Answer also in Appendix, Column 2, if filing under ULOE.

2. What is the minimum investment that will be accepted from any individual? .... $ N/A

		Yes	No
3.	Does the offering permit joint ownership of a single unit?	[X]	[ ]

4. Enter the information requested for each person who has been or will be paid or given, directly or indirectly, any commission or similar remuneration for solicitation of purchasers in connection with sales of securities in the offering. If a person to be listed is an associated person or agent of a broker or dealer registered with the SEC and/or with a state or states, list the name of the broker or dealer. If more than five (5) persons to be listed are associated persons of such a broker or dealer, you may set forth the information for that broker or dealer only. .... N/A

Full Name (Last name first, if individual)

Business or Residence Address (Number and Street, City, State, Zip Code)

Name of Associated Broker or Dealer

States in Which Person Listed Has Solicited or Intends to Solicit Purchasers
(Check "All States" or check individual States) None .... [ ] All States

[AL]	[AK]	[AZ]	[AR]	[CA]	[CO]	[CT]	[DE]	[DC]	[FL]	[GA]	[HI]	[ID]
[IL]	[IN]	[IA]	[KS]	[KY]	[LA]	[ME]	[MD]	[MA]	[MI]	[MN]	[MS]	[MO]
[MT]	[NE]	[NV]	[NH]	[NJ]	[NM]	[NY]	[NC]	[ND]	[OH]	[OK]	[OR]	[PA]
[RI]	[SC]	[SD]	[TN]	[TX]	[UT]	[VT]	[VA]	[WA]	[WV]	[WI]	[WY]	[PR]

Full Name (Last name first, if individual)

Business or Residence Address (Number and Street, City, State, Zip Code)

Name of Associated Broker or Dealer

States in Which Person Listed Has Solicited or Intends to Solicit Purchasers
(Check "All States" or check individual States) None .... [ ] All States

[AL]	[AK]	[AZ]	[AR]	[CA]	[CO]	[CT]	[DE]	[DC]	[FL]	[GA]	[HI]	[ID]
[IL]	[IN]	[IA]	[KS]	[KY]	[LA]	[ME]	[MD]	[MA]	[MI]	[MN]	[MS]	[MO]
[MT]	[NE]	[NV]	[NH]	[NJ]	[NM]	[NY]	[NC]	[ND]	[OH]	[OK]	[OR]	[PA]
[RI]	[SC]	[SD]	[TN]	[TX]	[UT]	[VT]	[VA]	[WA]	[WV]	[WI]	[WY]	[PR]

C. OFFERING PRICE, NUMBER OF INVESTORS, EXPENSES AND USE OR PROCEEDS

1. Enter the aggregate offering price of securities included in this offering and the total amount already sold. Enter "0" if answer is "none" or "zero." If the transaction is an exchange offering, check this box [ ] and indicate in the columns below the amounts of the securities offered for exchange and already exchanged.

Type of Security	Aggregate Offering Price Estimated	Amount Already Sold
Debt	$ 0	$ 0
Equity	$ 0	$ 0
[X] Common Stock issuable upon conversion of shares of Series C Preferred Stock		
[X] Preferred Stock, (i) the shares of Series C Preferred Stock issued in this offering and (ii) an option to purchase up to $20,000,000 of additional shares of Series C Preferred Stock	$ 0	$ 0
Convertible Securities: issuance and sale of 55,138 shares of Series C Convertible Preferred Stock, par value U.S. $0.001 per share ("Preferred C Shares"), at an effective purchase price of U.S. $181.36 per share; (ii) shares of Series C Preferred Stock issuable upon exercise of preferred stock[1]	US$30,000,000	US$10,000,000
Partnership Interests	$ 0	$ 0
Other: an option to purchase up to $20,000,000 of additional shares of Series C Preferred Stock.	$ 0	$ 0
Total	US$30,000,000	US$10,000,000

Answer also in Appendix, Column 3, if filing under ULOE.

2. Enter the number of accredited and non-accredited investors who have purchased securities in this offering and the aggregate dollar amounts of their purchases. For offerings under Rule 504, indicate the number of persons who have purchased securities and the aggregate dollar amount of their purchases on the total lines. Enter "0" if answer is "none" or "zero."

	Number of Investors	Aggregate Dollar Amount of Securities Sold
Accredited Investors/	1	US$10,000,000
Non-accredited Investors	0	$ 0
Total (for filings under Rule 504 only)	0	$ 0

Answer also in Appendix, Column 4, if filing under ULOE.

[1] Additional option to be granted under certain circumstances to acquire the capital stock of the Company.

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C. OFFERING PRICE, NUMBER OF INVESTORS, EXPENSES AND USE OR PROCEEDS

3. If this filing is for an offering under Rule 504 or 505, enter the information requested for all securities sold by the issuer, to date, in offerings of the types indicated, the twelve (12) months prior to the first sale of securities in this offering. Classify securities by type listed in Part C-Question 1.

Type of offering	Type of Security	Dollar Amount Sold
Rule 505	0	0
Regulation A	0	0
Rule 504	0	0
Total	0	0

4\. a. Furnish a statement of all expenses in connection with the issuance and distribution of the securities in this offering. Exclude amounts relating solely to organization expenses of the issuer. The information may be given as subject to future contingencies. If the amount of an expenditure is not known, furnish an estimate and check the box to the left of the estimate.

Transfer Agent's Fees	[ ]	$ 0
Printing and Engraving Costs	[ ]	$
Legal Fees	[X]	US$ 200,000
Accounting Fees	[X]	$ 50,000
Engineering Fees	[ ]	$ 0
Sales Commissions	[ ]	$ 50,000
Other Expenses (identify) Travels & Lodging Costs from Israel to USA and back	[X]	$ 50,000
Total	[X]	US$ 300,000

b. Enter the difference between the aggregate offering price given in response to Part C- Question 1 and total expenses furnished in response to Part C - Question 4.a. This difference is the "adjusted gross proceeds to the issuer." US$29,700,000

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C. OFFERING PRICE, NUMBER OF INVESTORS, EXPENSES AND USE OR PROCEEDS

5. Indicate below the amount of the adjusted gross proceeds to the issuer used or proposed to be used for each of the purposes shown. If the amount for any purpose is not known, furnish an estimate and check the box to the left of the estimate. The total of the payments listed must equal the adjusted gross proceeds to the issuer set forth in response to Part C - Question 4.b above.

	Payments to Officers, Directors & Affiliates	Payments To Others
Salaries and fees	[ ]$ 0	[ ]$ 0
Purchase of real estate	[ ]$ 0	[ ]$ 0
Purchase, rental or leasing and installation of machinery and equipment	[X] US$ 750,000	[ ]$ 0
Construction or leasing of plant buildings and facilities	[ ]$ 0	[ ]$ 0
Acquisition of other businesses (including the value of securities involved in this offering that may be used in exchange for the assets or securities of another issuer pursuant to a merger)	[ ]$ 0	[ ]$ 0
Repayment of indebtedness	[ ]$ 0	[ ]$ 0
Working capital	[ ]$ 0	[ ]$ 0
Other (specify): R&D Best Estimates Costs $26,500,000 Production Line NRE Costs – Best Estimates $1,750,000	[X] US$ 700,000	[X] US$28,500,000
Column Totals	[X] US$1,450,000	[X] US$28,500,000

Total Payments Listed (column totals added) .... US$29,700,000

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D. FEDERAL SIGNATURE

The issuer has duly caused this notice to be signed by the undersigned duly authorized person. If this notice is filed under Rule 505, the following signature constitutes an undertaking by the issuer to furnish to the U.S. Securities and Exchange Commission, upon written request of its staff, the information furnished by the issuer to any non-accredited investor pursuant to paragraph (b)(2) of Rule 502.

Issuer (Print or Type) MediGuide Inc. MediGuide Inc.	Signature	Date May 25, 2003
Name of Signer (Print or Type) **Gera Strommer**	Title of Signer (Print or Type) **Chief Executive Officer**	

ATTENTION
Intentional misstatements or omissions of fact constitute federal criminal violations. (See 18 U.S.C. 1001.)

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